Note 5 - Transactions with Related Parties	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)
Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: From July 1, 2010 to March 10, 2014, Central Mare had been performing all operational, technical and commercial functions relating to the chartering and operation of the Company vessels, pursuant to a letter agreement, or the Letter Agreement, concluded between Central Mare, a related party controlled by the family of the Company’s Chief Executive Officer, and the Company as well as management agreements concluded between Central Mare and the Company’s vessel-owning subsidiaries. Furthermore the letter agreement provided for the provision of services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations and information-system related services.

Pursuant to an amendment of the Letter Agreement on January 1, 2013, the Company paid a management fee of $250 per day per vessel up to June 30, 2013 and $258 per day per vessel, up to October 16, 2013. That fee included all the abovementioned services. On October 16, 2013 the Letter Agreement was amended again and it provided for a fixed monthly fee of $15 for the provision of all the abovementioned services, for the period when the Company did not have any operating vessels.

Also Central Mare received a chartering commission of 1.25% on all freight, hire and demurrage revenues; a commission of 1.00% of all gross sale proceeds or the purchase price paid for vessels; a commission of 0.2% on derivative agreements and loan financing or refinancing and a newbuilding supervision fee of Euro 437 or approximately $596 per newbuilding vessel. All the abovementioned commissions and fees would apply only in the case that the service was provided.

On March 7, 2014 the Company terminated the Letter Agreement with Central Mare.  No penalty was paid in connection with this termination.

(b)
Central Mare Inc. ("Central Mare") – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers.

Under the terms of the agreement for the Company's Chief Executive Officer, the Company is obligated to pay an annual base salary a minimum cash bonus and stock compensation of 7,142 common shares of the Company to be issued at the end of each calendar year (see Note 12).

The initial term of the agreement expires on August 31, 2014; however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Executive Vice President and Chairman, the Company is obligated to pay an annual base salary and additional incentive compensation as determined by the board of directors. The initial term of the agreement expired on August 31, 2011; however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Financial Officer, the Company is obligated to pay an annual base salary. The initial term of the agreement expired on August 31, 2012; however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Technical Officer, the Company is obligated to pay an annual base salary. The initial term of the agreement expired on August 31, 2011, however the agreement shall automatically be extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term. In the event of a change of control the Chief Technical Officer is entitled to receive a cash payment equal to three years' annual base salary. In addition, our Chief Technical Officer is subject to non-competition and non-solicitation undertakings.

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary.

On July 1, 2012 the Executive Officers and Other Personnel Agreements were amended and the salaries of the executive officers were reduced as was the number of administrative employees provided.

As of June 30, 2014 the net amount due from Central Mare was $239 and is presented in Due from related parties, which is separately presented on the accompanying unaudited interim condensed consolidated balance sheets. The amount concerns $125 of prepaid executive officer fees and $114 of other prepaid administrative expenses.

The fees charged by Central Mare for the six- months ended June 30, 2013 and 2014 are as follows:

	Six months ended June 30,
	2013	2014	Location in Statement of Comprehensive Income
Management fees	302	34	Management fees related party - Statement of comprehensive income
Executive officers and other personnel expenses	480	60	General and administrative expenses - Statement of comprehensive income
Commission on charter hire agreements	127	-	Voyage expenses - Statement of comprehensive income
Total	909	94

(c)
Newbuilding Vessel Acquisitions from affiliated entities: From December 5, 2013 to March 19, 2014 the Company entered into a series of transactions with a number of entities affiliated with our President, Chief Executive Officer and Director, Evangelos J. Pistiolis that led to the purchase of our fleet of newbuilding vessels (see Note 4).

(d)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements: On March 10, 2014, the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party controlled by our Chief Executive Officer, and on March 10, 2014 and June 18, 2014 the Company entered into management agreements between CSM and our vessel-owning subsidiaries. The New Letter Agreement can only be terminated on eighteen months’ notice, subject to a termination fee equal to twelve months of fees payable under the New Letter Agreement.

Pursuant to the New Letter Agreement, as well as management agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company pays a technical management fee of $550 per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard and a commercial management fee of $300 per day per vessel, commencing from the date the vessel is delivered from the shipyard. In addition, the management agreements provide for payment to CSM of: (i) $500 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% of all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSM also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSM the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSM provides at cost, all accounting, reporting and administrative services. These agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSM are adjusted annually according to the US Consumer Price Inflation of the previous year.

As of June 30, 2014 the amount due to CSM was $597 and is presented in Due to related parties, which is separately presented on the accompanying unaudited interim condensed consolidated balance sheets. The amount concerns $383 of commissions for sale and purchase of vessels, $166 of supervision services costs and fees, $40 of finance fees and $8 of management fees.

The fees charged by CSM for the six-months ended June 30, 2013 and 2014 are as follows:

	Six months ended June 30
	2013	2014	Presented in:
Technical management fees	-	50	Capitalized under Vessels, net – Balance Sheet
		9	Management fees-related parties - Statement of comprehensive income/ (loss)
Supervision services costs and fees	-	166	Capitalized under Advances for vessels acquisitions / under construction –Balance Sheet
Financing fees	-	40	Capitalized and shown net with Long Term Debt, –Balance Sheet
Commission for sale and purchase of vessels	-	383	Capitalized under Vessels, net – Balance Sheet
Commission on charter hire agreements	-	2	Voyage expenses - Statement of comprehensive income/ (loss)
Total	-	650